Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Value at risk	€ 300	€ 330
Minimum
Guarantees, commitments and risks
Value at risk	290	310
Maximum
Guarantees, commitments and risks
Value at risk	370	370
Average
Guarantees, commitments and risks
Value at risk	€ 320	€ 350